Fees Summary	Jun. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 168,000.00
Previously Paid Amount	0.00
Total Fee Amount	23.20
Total Offset Amount	0.00
Net Fee	23.20
Narrative - Max Aggregate Offering Price	$ 168,000.00
Final Prospectus	true